            As filed with the Securities and Exchange Commission on May 11, 2006
                                              Securities Act File No. 333-127058

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                           Pre-Effective Amendment No. [ ]

                         Post-Effective Amendment No. 3

                           ING INVESTMENT FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

         7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034
               (Address of Principal Executive Offices) (Zip Code)

                                 1-800-992-0180
                  (Registrant's Area Code and Telephone Number)

                              Huey P. Falgout, Jr.
                              ING Investments, LLC
                         7337 East Doubletree Ranch Road
                         Scottsdale, Arizona 85258-2034
                     (Name and Address of Agent for Service)

                                 With copies to:

                             Jeffrey S. Puretz, Esq.
                                   Dechert LLP
                               1775 I Street, N.W.
                            Washington, DC 20006-2401

                                   ----------

                  Approximate Date of Proposed Public Offering:
   As soon as practicable after this Registration Statement becomes effective.

                                   ----------

        It is proposed that this filing will become effective immediately pursuant to Rule 485(b) under the Securities Act of 1933, as amended

                                   ----------

       Title of Securities Being Registered: Shares of Common Stock

      No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the
                   Investment Company Act of 1940, as amended.

================================================================================

                                     PART C:
                                OTHER INFORMATION

ITEM 15. INDEMNIFICATION

Reference is made to Article VII, Section 8 of the Registrant's by-Laws filed as an Exhibit to Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A filed on October 30, 1997 and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against policy as expressed in the Act and is, therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer or controlling person of the Registrant in the successful defense of any action, a suit or proceeding) is asserted by such Director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Section 11(a) of the Management Agreement provides the following:

In the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of obligations or duties hereunder on the part of the Manager, the Manager shall not be subject to liability to the Fund, or to any shareholder of the Fund, for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding, or sale of any security by the Fund.

Reference is also made to Section 2-418 of the Corporations and Associations Article of the Maryland General Corporations Law which provides generally that
(1) a corporation may (but is not required to) indemnify its directors for judgments, fines and expenses in proceedings in which the director is named a party solely by reason of being a director, provided the director has not acted in bad faith, dishonestly or unlawfully, and provided further that the director has not received any "improper personal benefit"; and (2) that a corporation must (unless otherwise provided in the corporation's charter or articles of incorporation) indemnify a director who is successful on the merits in defending a suit against him by reason of being a director for "reasonable expenses." The statutory provisions are not exclusive; i.e., a corporation may provide greater indemnification rights that those provided by statute.

ITEM 16. EXHIBITS

(1) (a) Articles of Restatement of Articles of Incorporation, dated December 23, 1997 - Filed as an exhibit to Post-Effective Amendment No. 60 to the Registrant's Form N-1A Registration Statement on September 27, 2004 and incorporated herein by reference.

     (b) Articles of Amendment dated October 26, 1998 - Filed as an exhibit to Post-Effective Amendment No. 60 to the Registrant's Form N-1A Registration Statement on September 27, 2004 and incorporated herein by reference.

     (c) Articles Supplementary dated May 24, 1999 - Filed as an exhibit to Post-Effective Amendment No. 60 to the Registrant's Form N-1A Registration Statement on September 27, 2004 and incorporated herein by reference.

     (d) Articles Supplementary dated November 16, 1999 - Filed as an exhibit to Post-Effective Amendment No. 60 to the Registrant's Form N-1A Registration Statement on September 27, 2004 and incorporated herein by reference.

     (e) Articles Supplementary dated November 8, 2001 - Filed as an exhibit to Post-Effective Amendment No. 60 to the Registrant's Form N-1A Registration Statement on September 27, 2004 and incorporated herein by reference.

     (f) Articles of Amendment dated February 11, 2002 - Filed as an exhibit to Post-Effective Amendment No. 60 to the Registrant's Form N-1A Registration Statement on September 27, 2004 and incorporated herein by reference.

     (g) Articles of Amendment dated May 24, 2002 - Filed as an exhibit to Post-Effective Amendment No. 60 to the Registrant's Form N-1A Registration Statement on September 27, 2004 and incorporated herein by reference.



(2) (a) Amended and Restated bylaws as of October 23, 1995 - Filed as an exhibit to Post-Effective Amendment No. 60 to the Registrant's Form N-1A Registration Statement on September 27, 2004 and incorporated herein by reference.

(3)  Not applicable.

(4) Form of Agreement and Plan of Reorganization between ING Investment Funds, Inc., on behalf of its ING MagnaCap Fund series and ING Series Fund, Inc., on behalf of its ING Value Opportunity Fund series - filed as an Exhibit to the Registrant's Form N-14 Registration Statement on July 29, 2005 and incorporated herein by reference.

(5) Instruments defining the rights of shareholders - set forth in the Articles of Incorporation, previously filed as an Exhibit to Post-Effective Amendment No. 60 To The Registrant's form N-1A Registration Statement on September 27, 2004 and incorporated herein by reference.

(6) (a) Amended and Restated Investment Management Agreement with Respect to Magnacap Fund - Previously Filed As an Exhibit To Post-effective Amendment No. 57 To The Registrant's form N-1A Registration Statement on September 30, 2003 and Incorporated Herein by Reference.

          (i) Amended Schedule A with Respect to the Amended and Restated Investment Management Agreement between ING Investment Funds, Inc. and ING Investments, LLC. - Filed as an exhibit to Post-Effective Amendment No. 60 to the Registrant's Form N-1A Registration Statement on September 27, 2004 and incorporated herein by reference.

     (b) Sub-Advisory Agreement made August 1, 2003, by and between ING Investments, LLC. and Aeltus Investment Management, Inc. - Filed as an exhibit to Post-Effective Amendment No. 60 to the Registrant's Form N-1A Registration Statement on September 27, 2004 and incorporated herein by reference.

          (i) 1st Amendment to Sub-Advisory Agreement effective September 1, 2003 - Filed as an exhibit to Post-Effective Amendment No. 60 to the Registrant's Form N-1A Registration Statement on September 27, 2004 and incorporated herein by reference.

          (ii) Amended Schedule A with Respect to the Sub-Advisory Agreement between ING Investments, LLC and Aeltus Investment Management, Inc. - Filed as an exhibit to Post-Effective Amendment No. 60 to the Registrant's Form N-1A Registration Statement on September 27, 2004 and incorporated herein by reference.

(7) (a) Underwriting Agreement dated September 1, 2000 - Filed as an exhibit to Post-Effective Amendment No. 60 to the Registrant's Form N-1A Registration Statement on September 27, 2004 and incorporated herein by reference.

          (i) Schedule of Approvals with Respect to the Underwriting Agreement between ING Investment Funds, Inc. and ING Funds Distributor, Inc. - Filed as an exhibit to Post-Effective Amendment No. 60 to the Registrant's Form N-1A Registration Statement on September 27, 2004 and incorporated herein by reference.

     (b) Substitution Agreement, made as of October 8, 2002, by and between ING Investment Funds, Inc. and ING Funds Distributor - Filed as an exhibit to Post-Effective Amendment No. 60 to the Registrant's Form N-1A Registration Statement on September 27, 2004 and incorporated herein by reference.

(8)  Not applicable.

(9) (a) Securities Lending Agreement and Guaranty dated August 7, 2003 between Each Investment Company Listed on Exhibit A and The Bank of New York - Filed As an Exhibit To Post-effective Amendment No. 57 To The Registrant's form N-La Registration Statement As Filed on September 30, 2003 and Incorporated Herein by Reference.

          (i) Amended Exhibit A To The Securities Lending Agreement, dated February 1, 2004 - Filed as an exhibit to Post-Effective Amendment No. 60 to the Registrant's Form N-1A Registration Statement on September 27, 2004 and incorporated herein by reference.

     (b) Custody Agreement With The Bank of New York dated January 6,2003 Filed as an exhibit to Post-Effective Amendment No. 60 to the Registrant's Form N-1A Registration Statement on September 27, 2004 and incorporated herein by reference.

          (i) Amended Exhibit A To The Custody Agreement, dated June 14, 2004 - Filed as an exhibit to Post-Effective Amendment No. 60 to the Registrant's Form N-1A Registration Statement on September 27, 2004 and incorporated herein by reference.

     (c) Foreign Custody Manager Agreement Made As of January 6, 2003 - Filed as an exhibit to Post-Effective Amendment No. 60 to the Registrant's Form N-1A Registration Statement on September 27, 2004 and incorporated herein by reference.

          (i) Amended Exhibit A To The foreign Custody Manager Agreement, dated June 14, 2004 - Filed as an exhibit to Post-Effective Amendment No. 60 to the Registrant's Form N-1A Registration Statement on September 27, 2004 and incorporated herein by reference.

     (d) Fund Accounting Agreement Made As of January 6, 2003 - Filed as an exhibit to Post-Effective Amendment No. 60 to the Registrant's Form N-1A Registration Statement on September 27, 2004 and incorporated herein by reference.

          (i) Amended Exhibit A To The Fund Accounting Agreement, dated June 14, 2004 - Filed as an exhibit to Post-Effective Amendment No. 60 to the Registrant's Form N-1A Registration Statement on September 27, 2004 and incorporated herein by reference.

(10) (a)  Amended and Restated Service and Distribution Plan for Class A Shares
          - Filed as an exhibit to Post-Effective Amendment No. 60 to the Registrant's Form N-1A Registration Statement on September 27, 2004 and incorporated herein by reference.

     (b)  Amended and Restated Service and Distribution Plan for Class B Shares
          - Filed as an exhibit to Post-Effective Amendment No. 60 to the Registrant's Form N-1A Registration Statement on September 27, 2004 and incorporated herein by reference.

     (c) Service and Distribution Plan for Class C Shares - Filed as an exhibit to Post-Effective Amendment No. 60 to the Registrant's Form N-1A Registration Statement on September 27, 2004 and incorporated herein by reference.

     (d) Restated Service and Distribution Plan for Class M Shares - Filed as an exhibit to Post-Effective Amendment No. 60 to the Registrant's Form N-1A Registration Statement on September 27, 2004 and incorporated herein by reference.

     (e) Shareholder Service Plan for Class Q Shares - Filed as an exhibit to Post-Effective Amendment No. 60 to the Registrant's Form N-1A Registration Statement on September 27, 2004 and incorporated herein by reference.

     (f) Amended and Restated Multiple Class Plan Adopted Pursuant to Rule 18F-3 - Filed as an exhibit to Post-Effective Amendment No. 60 to the Registrant's Form N-1A Registration Statement on September 27, 2004 and incorporated herein by reference.

(11) Opinion and Consent of Counsel - previously filed as an Exhibit to the Registrant's Form N-14 Registration Statement on July 29, 2005 and incorporated herein by reference.

(12) Opinion and Consent of Counsel Supporting Tax Matters and Consequences - filed herewith.

(13) (a) Agency Agreement dated November 30, 2000 -Filed as an exhibit to Post-Effective Amendment No. 60 to the Registrant's Form N-1A Registration Statement on September 27, 2004 and incorporated herein by reference.

          (i) Amended Exhibit A To The Agency Agreement, dated June 14, 2004 - Filed as an exhibit to Post-Effective Amendment No. 60 to the Registrant's Form N-1A Registration Statement on September 27, 2004 and incorporated herein by reference.

     (b) Amended and Restated Shareholder Servicing Agreement, Made on July 29, 1999, by and between ING Investment Funds, Inc. and ING Funds Services, LLC - Filed as an exhibit to Post-Effective Amendment No. 60 to the Registrant's Form N-1A Registration Statement on September 27, 2004 and incorporated herein by reference.

     (c) ING Funds and Advisers ("ING Investments, LLC") Code of Ethics, effective September 1, 2004 - Filed as an exhibit to Post-Effective Amendment No. 60 to the Registrant's Form N-1A Registration Statement on September 27, 2004 and incorporated herein by reference.

     (d) Aeltus Investment Management Code of Ethics - Filed as an exhibit to Post-Effective Amendment No. 60 to the Registrant's Form N-1A Registration Statement on September 27, 2004 and incorporated herein by reference.

(14) Consent of independent auditors - previously filed as an Exhibit to Pre-Effective Amendment No. 1 to Registrant's Form N-14 Registration Statement on August 12, 2005 and incorporated herein by reference.

(15) Not applicable.

(16) Powers of attorney - previously filed as an Exhibit to the Registrant's Form N-14 Registration Statement on July 29, 2005 and incorporated herein by reference. Powers of Attorney for Patricia W. Chadwick, Director and Sheryl K. Pressler, Director - filed herewith.

ITEM 17. UNDERTAKINGS

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the 1933 Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and the State of Arizona on the 11th day of May, 2006.

                                        ING INVESTMENT FUNDS, INC.


                                        by: /s/ Huey P. Falgout, Jr.
                                            ------------------------------------
                                            Huey P. Falgout, Jr.
                                            Secretary

          Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE                                               TITLE                       DATE
---------                                               -----                       ----


-------------------------------------   President and Chief Executive officer   May 11, 2006
James M. Hennessy*


-------------------------------------       Senior Vice President, Chief/       May 11, 2006
Todd Modic*                                Principal Financial officer and
                                                 Assistant Secretary


-------------------------------------           Chairman and Director           May 11, 2006
Jock Patton*


-------------------------------------                 Director                  May 11, 2006
John V. Boyer*


-------------------------------------                 Director                  May 11, 2006
J. Michael Earley*


-------------------------------------                 Director                  May 11, 2006
R. Barbara Gitenstein*


-------------------------------------                 Director                  May 11, 2006
Patrick W. Kenny*


-------------------------------------                 Director                  May 11, 2006
Walter H. May, Jr.*


-------------------------------------                 Director                  May 11, 2006
John G. Turner*


-------------------------------------                 Director                  May 11, 2006
David W.C. Putnam*

SIGNATURE                                               TITLE                       DATE
---------                                               -----                       ----


-------------------------------------                 Director                  May 11, 2006
Roger B. Vincent*


-------------------------------------
Richard A. Wedemeyer*                                  Director                 May 11, 2006


-------------------------------------
Thomas J. McInerney*                                   Director                 May 11, 2006


-------------------------------------
Patricia W. Chadwick+                                  Director                 May 11, 2006


-------------------------------------
Sheryl K. Pressler+                                    Director                 May 11, 2006


*+by: /s/ Huey P. Falgout, Jr.
      -------------------------------
      Huey P. Falgout, Jr.
      Attorney-in-Fact**

** Executed pursuant to powers of attorney filed filed as an Exhibit to the Registrant's Registration Statement on Form N-14 filed electronically on July 29, 2005 and incorporated herein by reference.

+ Powers of Attorney for Patricia W. Chadwick, Director and Sheryl K. Pressler, Director - filed herewith.

                                  EXHIBIT INDEX

(12) Opinion and Consent of Counsel Supporting Tax Matters and Consequences

(16) Powers of Attorney